Summary of Significant Accounting Policies - Long-Lived Assets in United States and Outside of United States (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Revenues From External Customers And Long Lived Assets [Line Items]
Property and equipment, net	$ 17,151	$ 9,854
U.S
Revenues From External Customers And Long Lived Assets [Line Items]
Property and equipment, net	16,757	9,230
International
Revenues From External Customers And Long Lived Assets [Line Items]
Property and equipment, net	$ 394	$ 624